Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	GIGM
Security Exchange Name	NASDAQ
Entity Registrant Name	GIGAMEDIA Ltd
Entity Incorporation, State or Country Code	U0
Entity Central Index Key	0001105101
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	11,052,235
Title of 12(b) Security	Ordinary Shares
Entity File Number	000-30540
Entity Address, Address Line One	8 TH FLOOR, NO. 22
Entity Address, Address Line Two	LANE 407
Entity Address, Address Line Three	SECTION 2 TIDING BOULEVARD
Entity Address, City or Town	TAIPEI
Entity Address, Country	TW
Entity Address, Postal Zip Code	114-740
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1060
Auditor Name	Deloitte & Touche
Auditor Location	Taipei, Taiwan
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of GigaMedia Limited and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the result of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	8 TH FLOOR, NO. 22
Entity Address, Address Line Two	LANE 407
Entity Address, Address Line Three	SECTION 2 TIDING BOULEVARD
Entity Address, City or Town	TAIPEI
Entity Address, Country	TW
Entity Address, Postal Zip Code	114-740
Contact Personnel Name	CHENG-MING HUANG
City Area Code	886
Local Phone Number	2-2656-8000
Contact Personnel Fax Number	2-2656-8003